ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income

($ millions)	Available- for-sale	Defined benefit pension and PRB plans	Hedge net investments	Translation foreign operations	Equity investee	Total
Opening balance, January 1, 2018	$(7.1)	$(11.4)	$(129.0)	$342.9	$3.7	$199.1
OCI before reclassification	—	(14.1)	(90.6)	458.5	2.1	355.9
Amounts reclassified from OCI	—	0.7	—	—	—	0.7
Adoption of ASU No. 2016-01 (note 2)	7.1	—	—	—	—	7.1
Curtailment of DB and PRB plan	—	4.2	—	—	—	4.2
Current period OCI (pre-tax)	7.1	(9.2)	(90.6)	458.5	2.1	367.9
Income tax on amounts retained in AOCI	—	3.3	10.4	—	—	13.7
Income tax on amounts reclassified to earnings	—	(0.2)	—	—	—	(0.2)
Income tax on amounts related to curtailment of DB and PRB plan	—	(1.5)	—	—	—	(1.5)
Net current period OCI	7.1	(7.6)	(80.2)	458.5	2.1	379.9
Ending balance, December 31, 2018	$—	$(19.0)	$(209.2)	$801.4	$5.8	$579.0

Opening balance, January 1, 2017	$19.8	$(11.3)	$(135.6)	$526.3	$5.9	$405.1
OCI before reclassification	(30.3)	(1.3)	6.6	(183.4)	(2.2)	(210.6)
Amounts reclassified from AOCI	—	1.3	—	—	—	1.3
Current period OCI (pre-tax)	(30.3)	—	6.6	(183.4)	(2.2)	(209.3)
Income tax on amounts retained in AOCI	3.4	0.3	—	—	—	3.7
Income tax on amounts reclassified to earnings	—	(0.4)	—	—	—	(0.4)
Net current period OCI	(26.9)	(0.1)	6.6	(183.4)	(2.2)	(206.0)
Ending balance, December 31, 2017	$(7.1)	$(11.4)	$(129.0)	$342.9	$3.7	$199.1

Summary of Reclassification from Accumulated Other Comprehensive Income

AOCI components reclassified	Income statement line item	Year ended December 31, 2018	Year ended December 31, 2017
Defined benefit pension and PRB plans	Operating and administrative expense	$0.7	$1.3
Deferred income taxes	Income tax expenses – deferred	(0.2)	(0.4)
		$0.5	$0.9